NOTE 9 - ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	May 31, 2016	May 31, 2015
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities, Current	$ 431,017	$ 145,024